Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Schedule of property and equipment, net
	December 31, 2019	December 31, 2018
Buildings	$10,895,449	$11,032,207
Machinery and equipment	2,833,771	2,858,928
Transportation equipment	883,577	518,612
Office equipment	118,985	37,518
Leasehold improvements	613,717	551,582
Subtotal	15,345,499	14,998,846
Less: accumulated depreciation	(3,456,126)	(2,482,952)
Property, plant and equipment, net	$11,889,373	$12,515,894